Long-Term Investment (Details) - Long Term Investments [Member]	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 CNY (¥)	Jul. 31, 2024 CNY (¥)
Long-Term Investment (Details) [Line Items]
Percentage of equity interest				15.00%
Total purchase price				¥ 3,000,000
Long-term investment	$ 229,170		¥ 1,647,163
Long term carrying value of the investment	$ 193,453	¥ 1,352,837